UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina M. Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-401-5500

Date of fiscal year end:	March 31

Date of reporting period:	Quarter ended December 31, 2009

Item 1.           Schedule of Investments

Reserve Short-Term Investment Trust-Yield Plus Institutional Fund

No holdings in portfolio as of quarter ended December 31, 2009

RESERVE SHORT-TERM INVESTMENT TRUST

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS — DECEMBER 31, 2009 ( Unaudited)

Principal
Amount	Description		Value
	ASSET BACKED SECURITIES - 3.5%
$2,967,893	SLMA Student Loan Trust, 0.42%, 2/8/10
	(Cost $2,967,893)		$2,967,893

	COMMERCIAL PAPER — 0.0%
30,000,000	Lehman Brothers, 3.71%, 10/29/08(a)(b)
	(Cost $30,000,000)		—

	FLOATING RATE NOTES - 68.7%
57,990,000	Branch Banking & Trust Co., 0.01%, 1/4/10
	(Cost $57,990,000)		57,990,000

	INVESTMENT COMPANY - 2.3%
2,352,820	Primary Fund Class Institutional, 0.00%, 3/31/10
	(Cost $2,352,820)		1,929,313

	U.S. CORPORATE NOTES/BONDS - 26.3%
22,160,000	Federal Home Loan Bank, 0.0%, 01/4/10 *
	(Cost $22,160,000)		22,160,000

	Total Investments (Cost $115,470,713)	100.8%	85,047,206
	Liabilities in excess of other assets	(0.8)	(700,620)
	Net Assets	100.0%	$84,346,586

GLOSSARY

SLMA - Student Loan Marketing Association

* Variable Rate Instrument. This is the rate in effect at the time of this report.
(a) Issued under 144A.
(b) Valued at Fair Value as determined by the Board of Trustees.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Short-Term Investment Trust

By (Signature and Title)*	/s/Bruce R. Bent II	/s/Arthur T. Bent III
	/s/Bruce R. Bent II	/s/Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Principal Financial Officer

Date:        February 26, 2010

*  Print the name and title of each signing officer under his or her signature.